GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	$ 2,678.3	$ 2,695.8
Goodwill at end of year	2,692.9	2,678.3
Cost
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	5,671.1	5,688.6
Business acquisitions	14.6	2.1
Reclassification to assets held for sale		(19.6)
Goodwill at end of year	5,685.7	5,671.1
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	$ (2,992.8)	(2,992.8)
Goodwill at end of year		$ (2,992.8)